Schedule of accounts receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Accounts receivable	$ 1,277,928	$ 2,388,972
Less: expected credit loss allowance		(97,332)
Total accounts receivable net	$ 1,277,928	$ 2,291,640